Segment and Geographic Information	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

Note 9. Segment and Geographic Information

The Company has one operating segment, Architectural Glass and Windows, which is also its reporting segment, comprising the design, manufacturing, distribution, marketing and installation of high-specification architectural glass and window products sold to the construction industry.
The following tables present geographical information about external revenues.

	(in thousands)
	Three months ended September 30,		Nine months ended September 30,
	2015	2014	2015	2014
Colombia	17,591	22,353	56,842	65,105
United States	42,942	26,812	107,964	74,720
Panama	2,000	2,649	4,823	10,482
Other	359	1,639	3,359	2,923
Total	62,892	53,453	172,988	153,230

Note 21. Segment and Geographic Information

The Company has one operating segment, Architectural Glass and Windows, which is also its reporting segment, comprising the design, manufacturing, distribution, marketing and installation of high-specification architectural glass and window products sold to the construction industry.
The following tables present revenues from external customers, long-lived assets and deferred taxes by geographical region, and revenues from external customers by product groups. Geographical information is based on the location where the sale originated or the assets are held.

	December 31,
	2014		2013
	Revenues	Long-Lived Assets	Revenues	Long-Lived Assets
Colombia	$80,062	$26,830	$101,754	$20,701
United States	101,612	10,775	66,723	—
Panama	11,351	—	10,210	—
Other	4,427	—	4,607	—
Total	$197,452	$37,605	$183,294	$20,701

	December 31,
	2014	2013
Deferred Tax Assets Colombia	$3,253	$1,429

Revenue by Product Groups

	December 31,
	2014	2013
Glass and framing components	$69,122	$65,616
Windows and architectural systems	128,330	117,678
Total Revenues	$197,452	$183,294